Investments - Disclosure of interests in equity accounted investees (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 21,520	$ 16,805
Total for all associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	7,095	0
Total for all joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	14,426	16,806
Total for all joint ventures | Total for all associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 21,521	$ 16,806